RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS [Abstract]
Minimum Long-Term Contractual Obligations With BBAM LP, Excluding Rent Fees
The Company’s minimum long-term contractual obligations with BBAM LP as of December 31, 2017, excluding rent fees, consisted of the following (dollars in thousands):

	2018	2019	2020	2021	2022	Thereafter	Total
Fixed base fee payments (1)	$245	$245	$245	$245	$245	$1,470	$2,695
Fixed administrative agency fee payments due by B&B Air Funding (1)	108	69	31	12	12	13	245
Fixed administrative services fee due under the Term Loan (2)	472	452	373	288	200	134	1,919
Fixed administrative services fee due under the Magellan Acquisition Limited Facility (2)	204	204	204	202	192	758	1,764
Fixed administrative services fee due under Fly Acquisition III (2)	168	153	144	144	31	7	647
Fixed administrative agency fee payments due by other subsidiaries (2)	401	362	325	271	262	622	2,243
Fixed payments for Management Expenses (1) (3)	7,307	7,307	7,307	7,307	7,307	54,799	91,334
Total	$8,905	$8,792	$8,629	$8,469	$8,249	$57,803	$100,847

(1)	Assumes Consumer Price Index (“CPI”) rates in effect as of December 31, 2017 remain constant in future periods.
(2)	Assumes number of aircraft at December 31, 2017 remains constant in future periods.
(3)
Assumes an automatic extension for one additional term of five years to July 1, 2030. Also assumes net book value of aircraft at December 31, 2017 and Consumer Price Index rates in effect as of December 31, 2017 remain constant in future periods.